PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Computer	Field	Office	Building	Land	Total
Cost
As at December 31, 2017	$110	$60	$2	$599	$419	$1,190
Additions	-	27	-	-	-	27
As at December 31, 2018	110	87	2	599	419	1,217
Additions	-	75	-	124	-	199
As at December 31, 2019	110	162	2	723	419	1,416
Accumulated depreciation
As at December 31, 2017	110	49	2	579	-	740
Additions	-	11	-	-	-	11
As at December 31, 2018	110	60	2	579	-	751
Additions	-	20	-	1	-	21
As at December 31, 2019	$110	$80	$2	$580	$-	$772
Net book value
As at December 31, 2018	$-	$27	$-	$20	$419	$466
As at December 31, 2019	$-	$82	$-	$143	$419	$644